Related Party Transactions - Additional Information (Detail) - Silver Lake Sumeru, ICONIQ Capital Group, L.P., Significant Shareholder and Chief Marketing Officer $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Related party, accrued cost	$ 0.2
Related party legal expense	0.1
Other Assets
Related Party Transaction [Line Items]
Deferred offering costs	$ 0.1